FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair value of financial instruments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value measurements
Net realized gains of Level 3 assets	₽ 1,843	₽ 807	₽ 200
Level 1 | Securities held by MTS Bank and Sistema Capital
Fair value measurements
Assets	25,687	21,824
Level 2 | Derivative financial instruments
Fair value measurements
Assets	4,736	4,510
Level 2 | Cross-currency swaps not designated as hedges
Fair value measurements
Assets	4,627	4,508
Level 2 | Currency forwards, swaps and options
Fair value measurements
Assets	110	2
Level 2 | Mutual funds
Fair value measurements
Assets	10,719	10,699
Level 2 | Assets in Sistema-Capital trust management
Fair value measurements
Assets	10,374	10,313
Level 2 | Embedded derivatives in a lease agreement
Fair value measurements
Assets	434	562
Level 3
Fair value measurements
Net realized gains of Level 3 assets	2,263	846	2,013
Net realized losses of Level 3 liabilities	(420)	(39)	₽ (1,813)
Net unrealized gains of Level 3 assets	385
Net unrealized gains/(losses) of Level 3 liabilities	391
Net unrealized gains/(losses) of Level 3 assets and liabilities	776
Level 3 | Contingent consideration
Fair value measurements
Liabilities	(188)	(944)
Level 3 | Options
Fair value measurements
Liabilities		(55)
Level 3 | Investments In Equity [Member]
Fair value measurements
Assets	1,228
Level 3 | Contingent consideration
Fair value measurements
Assets	1,867	2,631
Level 3 | Assets under option agreements
Fair value measurements
Assets	₽ 112	₽ 228